Shares in group companies (Tables)	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Summary of Shares in Group Companies

	2024	2023
On January 1	8,536	10,338

Capital contributions and acquisitions	207	3,752

Dividend received	(1,444)	(6,613)

Net result for the financial year	806	(65)

Revaluations	548	1,124

On December 31	8,653	8,536